Accounts Receivable, Net - Schedule of Provision of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision of Allowance for Expected Credit Losses [Abstract]
Balance at the beginning of the year	$ 138,326	$ 52,430
Additions	148,004	82,537	52,805
Reversal
Foreign currency translation	22,309	3,359	(375)
Balance at the end of the year	$ 308,639	$ 138,326	$ 52,430